EMPLOYEE BENEFIT LIABILITIES - Summary of Employee Benefit Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [abstract]
Pension-defined benefit plans, current	$ 1,882	$ 1,514
Long service leave, current	625	664
Employee benefit liabilities, current	2,507	2,178
Pension-defined benefit plans, non-current	6,414	5,784
Long service leave, non-current	110	124
Employee benefit liabilities, non-current	6,524	5,908
Pension-defined benefit plans	8,296	7,298
Long service leave	735	788
Employee benefit liabilities	$ 9,031	$ 8,086